UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

•	EuroPac International Value Fund - Class A (EPIVX)
•	EuroPac International Value Fund - Class I (EPVIX)
•	EuroPac International Bond Fund - Class A (EPIBX)
•	EuroPac International Bond Fund - Class I (EPBIX)
•	EuroPac Gold Fund - Class A (EPGFX)
•	EuroPac International Dividend Income Fund - Class A (EPDPX)
•	EuroPac International Dividend Income Fund - Class I (EPDIX)
•	EP China Fund - Class A (EPHCX)
•	EP Asia Small Companies Fund - Class A (EPASX)
•	EP Asia Small Companies Fund - Class I (EPEIX)
•	EP Latin America Fund - Class A (EPLAX)
•	EP Latin America Fund - Class I (EPWIX)

SEMI-ANNUAL REPORT
April 30, 2015

Euro Pacific Funds

•   EuroPac International Value Fund - Class A (EPIVX)
•   EuroPac International Value Fund - Class I (EPVIX)
•   EuroPac International Bond Fund - Class A (EPIBX)
•   EuroPac International Bond Fund - Class I (EPBIX)
•   EuroPac Gold Fund - Class A (EPGFX)
•   EuroPac International Dividend Income Fund - Class A (EPDPX)
•   EuroPac International Dividend Income Fund - Class I (EPDIX)
•   EP China Fund - Class A (EPHCX)
•   EP Asia Small Companies Fund - Class A (EPASX)
•   EP Asia Small Companies Fund - Class I (EPEIX)
•   EP Latin America Fund - Class A (EPLAX)
•   EP Latin America Fund - Class I (EPWIX)

Each a series of Investment Managers Series Trust

Table of Contents
Schedules of Investments	1
Statements of Assets and Liabilities	30
Statements of Operations	33
Statements of Changes in Net Assets	36
Financial Highlights	43
Notes to Financial Statements	55
Expense Examples	75

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 89.8%
	AUSTRALIA – 11.5%
25,590	BHP Billiton Ltd.	$647,394
257,000	Newcrest Mining Ltd.*	2,938,712
153,843	Origin Energy Ltd.	1,550,969
252,000	WorleyParsons Ltd.	2,283,295
		7,420,370
	BRAZIL – 9.7%
200,000	Ambev S.A. - ADR	1,266,000
337,856	Cia Energetica de Minas Gerais - ADR	1,662,252
224,300	Grendene S.A.	1,339,993
119,200	Telefonica Brasil S.A. - ADR	1,957,264
		6,225,509
	CANADA – 14.1%
85,995	ARC Resources Ltd.	1,759,815
134,200	Barrick Gold Corp.	1,747,284
82,500	Goldcorp, Inc.	1,553,475
454,800	Kinross Gold Corp.*	1,105,164
346,500	Major Drilling Group International, Inc.	1,858,147
283,490	Yamana Gold, Inc.	1,082,932
		9,106,817
	CHILE – 1.4%
1,544,742	Aguas Andinas S.A. - A Shares	913,712

	FRANCE – 3.2%
23,500	Casino Guichard Perrachon S.A.	2,084,550

	HONG KONG – 3.3%
149,500	China Mobile Ltd.	2,135,273

	JAPAN – 8.8%
333,000	Aozora Bank Ltd.	1,249,447
186,000	Isuzu Motors Ltd.	2,482,337
92,000	JGC Corp.	1,922,831
		5,654,615
	MALAYSIA – 3.0%
750,747	Malayan Banking Bhd	1,941,424

	NETHERLANDS – 3.2%
65,332	Royal Dutch Shell PLC - A Shares*	2,081,146

	NEW ZEALAND – 4.5%
846,152	Kiwi Property Group Ltd.	836,335

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NEW ZEALAND (Continued)
906,410	Spark New Zealand Ltd.	$2,054,677
		2,891,012
	NORWAY – 9.9%
99,960	Atea ASA	1,115,136
131,550	Fred Olsen Energy ASA	1,179,280
23,969	Leroey Seafood Group ASA	795,815
116,360	Statoil ASA	2,457,102
35,800	Telenor ASA	809,693
		6,357,026
	PANAMA – 1.6%
9,000	Copa Holdings S.A. - A Shares	998,010

	SINGAPORE – 2.2%
427,000	Singapore Telecommunications Ltd.	1,429,572

	SWEDEN – 1.9%
115,000	Telefonaktiebolaget LM Ericsson - ADR	1,255,800

	SWITZERLAND – 3.1%
25,575	Nestle S.A.	1,998,304

	THAILAND – 2.1%
2,525,000	Thai Beverage PCL	1,364,401

	TURKEY – 1.9%
112,400	Turkcell Iletisim Hizmetleri AS - ADR	1,243,144

	UNITED KINGDOM – 4.4%
65,000	Rolls-Royce Holdings PLC	1,043,592
521,300	Tesco PLC	1,768,339
		2,811,931
	TOTAL COMMON STOCKS (Cost $67,101,147)	57,912,616

Principal Amount

	SHORT-TERM INVESTMENTS – 9.7%
$6,252,144	UMB Money Market Fiduciary, 0.010%[1]	6,252,144

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,252,144)	6,252,144

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	TOTAL INVESTMENTS – 99.5% (Cost $73,353,291)	$64,164,760
	Other Assets in Excess of Liabilities – 0.5%	306,340

	TOTAL NET ASSETS – 100.0%	$64,471,100

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communications	18.6%
Basic Materials	17.0%
Consumer, Non-cyclical	14.4%
Energy	11.6%
Industrial	8.1%
Consumer, Cyclical	7.5%
Utilities	6.4%
Financial	6.2%
Total Common Stocks	89.8%
Short-Term Investments	9.7%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Principal Amount[6]		Value

	FIXED INCOME SECURITIES – 90.6%
	AUSTRALIA – 10.4%
1,500,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	$1,250,326
	Queensland Treasury Corp.
2,500,000	6.000%, 6/14/2021	2,353,011
1,500,000	5.750%, 7/22/2024	1,436,296
1,000,000	Telstra Corp. Ltd. 7.750%, 7/15/2020	964,905
		6,004,538
	BERMUDA – 0.8%
5,000,000	Seadrill Ltd. 3.301%, 3/18/2019[1]	452,996

	BRAZIL – 1.3%
	Brazilian Government International Bond
1,000,000	12.500%, 1/5/2016	332,725
1,000,000	12.500%, 1/5/2022	400,763
		733,488
	CANADA – 11.2%
1,000,000	Baytex Energy Corp. 6.625%, 7/19/2022[2]	845,421
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,797,513
1,750,000	Export Development Canada 3.875%, 3/16/2017	1,342,204
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	425,727
750,000	Province of Ontario Canada 1.900%, 9/8/2017	634,003
500,000	Sanjel Corp. 7.500%, 6/19/2019[2,3]	366,250
1,250,000	Sirius XM Canada Holdings, Inc. 5.625%, 4/23/2021[2,3]	1,051,596
		6,462,714
	CAYMAN ISLANDS – 3.6%
5,000,000	AmBev International Finance Co., Ltd. 9.500%, 7/24/2017	1,605,543
500,000	Marfrig Overseas Ltd. 9.500%, 5/4/2020[2]	493,750
		2,099,293

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Principal Amount[6]		Value

	FIXED INCOME SECURITIES (Continued)
	CHILE – 5.5%
550,000,000	Banco Santander Chile 6.750%, 6/1/2016	$923,935
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	1,275,198
600,000,000	Telefonica Moviles Chile S.A. 6.300%, 11/15/2016	1,006,458
		3,205,591
	GERMANY – 6.1%
	KFW
20,000,000	7.000%, 6/14/2016	369,521
14,500,000	5.000%, 5/22/2019	2,190,377
7,000,000	3.500%, 1/22/2021	970,590
		3,530,488
	INDIA – 2.3%
1,305,000	ICICI Bank Ltd. 7.250%, 8/29/2049[1,2]	1,345,912

	LUXEMBOURG – 0.9%
500,000	VTB Bank OJSC Via VTB Capital S.A. 3.150%, 12/16/2016	511,522

	MALAYSIA – 5.0%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,874,047

	MEXICO – 7.2%
20,000,000	America Movil S.A.B. de C.V. 9.000%, 1/15/2016	1,351,024
42,000,000	Mexican Bonos 5.000%, 6/15/2017	2,793,712
		4,144,736
	NEW ZEALAND – 6.1%
2,000,000	Fonterra Cooperative Group Ltd. 5.520%, 2/25/2020	1,612,662
2,100,000	New Zealand Government Bond 3.000%, 9/20/2030	1,892,329
		3,504,991
	NORWAY – 3.1%
3,000,000	BOA Offshore A.S. 8.040%, 12/18/2018[1]	282,880
6,000,000	Kommunalbanken A.S. 2.875%, 5/16/2017	822,240

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Principal Amount[6]		Value

	FIXED INCOME SECURITIES (Continued)
	NORWAY – (Continued)
5,000,000	Marine Harvest ASA 4.830%, 3/12/2018[1,2]	$685,618
		1,790,738
	PERU – 3.1%
5,000,000	Peruvian Government International Bond 7.840%, 8/12/2020	1,817,862

	POLAND – 4.2%
	Poland Government Bond
3,000,000	4.750%, 10/25/2016	870,867
2,500,000	2.010%, 1/25/2017[1]	694,811
3,000,000	2.010%, 1/25/2018[1]	832,549
		2,398,227
	RUSSIA – 1.1%
34,000,000	Russian Federal Bond - OFZ 7.350%, 1/20/2016	643,366

	SINGAPORE – 5.3%
1,000,000	CapitaLand Ltd. 2.100%, 11/15/2016[4]	756,688
2,000,000	Genting Singapore PLC 5.125%, 3/29/2049[1,2]	1,511,950
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[1,2]	769,564
		3,038,202
	SOUTH KOREA – 3.7%
2,750,000	Korea Development Bank 5.250%, 4/3/2018	2,143,413

	SWEDEN – 5.6%
9,000,000	City of Stockholm Sweden 3.000%, 4/3/2017	1,146,744
9,250,000	Kommuninvest I Sverige A.B. 4.000%, 8/12/2017	1,211,233
4,000,000	Magnolia Bostad A.B. 8.000%, 5/2/2018[2,3]	488,396
3,000,000	Tele2 A.B. 4.875%, 5/15/2017	391,946
		3,238,319
	SWITZERLAND – 3.9%
1,750,000	Switzerland Government Bond 1.250%, 6/27/2037	2,233,923

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Principal Amount[6]		Value

	FIXED INCOME SECURITIES (Continued)
	UNITED STATES – 0.2%
	Allied Nevada Gold Corp.
1,000,000	8.750%, 6/1/2019[2]	$45,586
500,000	8.750%, 6/1/2019[2,3]	72,027
		117,613
	TOTAL FIXED INCOME SECURITIES (Cost $63,468,090)	52,291,979

Number of Shares

	PREFERRED STOCKS – 1.3%
	HONG KONG – 1.3%
30,000	Seaspan Corp. 8.250%, 12/31/49[2]	780,000

	TOTAL PREFERRED STOCKS (Cost $750,000)	780,000

Principal Amount[6]

	SHORT-TERM INVESTMENTS – 4.5%
2,575,792	UMB Money Market Fiduciary, 0.010%[5]	2,575,792

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,575,792)	2,575,792

	TOTAL INVESTMENTS – 96.4% (Cost $66,793,882)	55,647,771
	Other Assets in Excess of Liabilities – 3.6%	2,072,498

	TOTAL NET ASSETS – 100.0%	$57,720,269

PLC – Public Limited Company

[1]	Variable, floating or step rate security.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[4]	Convertible security.
[5]	The rate is the annualized seven-day yield at period end.
[6]	Local currency.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Fixed Income Securities
Government	47.5%
Financial	16.8%
Consumer, Non-cyclical	9.8%
Communications	8.3%
Energy	2.9%
Consumer, Cyclical	2.6%
Diversified	1.3%
Utilities	0.7%
Industrial	0.5%
Basic Materials	0.2%
Total Fixed Income Securities	90.6%
Short-Term Investments	4.5%
Preferred Stocks	1.3%
Total Investments	96.4%
Other Assets in Excess of Liabilities	3.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 87.7%
	GOLD MINING – 33.3%
100,120	Agnico Eagle Mines Ltd.	$3,033,636
17,500	AngloGold Ashanti Ltd. - ADR*	198,275
10,000	B2Gold Corp.*1	15,665
950,000	B2Gold Corp.*	1,472,500
27,000	Cia de Minas Buenaventura S.A. - ADR	301,860
19,990	Detour Gold Corp.*1	211,250
275,000	DRDGOLD Ltd. - ADR	484,000
305,000	Eldorado Gold Corp.	1,512,800
132,180	Goldcorp, Inc.	2,488,949
180,000	Lake Shore Gold Corp.*1	177,538
630,000	Mandalay Resources Corp.[1]	469,955
778,990	New Gold, Inc.*	2,632,986
21,000	Randgold Resources Ltd. - ADR	1,599,570
679,100	Yamana Gold, Inc.	2,594,162
		17,193,146
	ROYALTY COMPANIES – 21.1%
270,000	Callinan Royalties Corp.[1]	499,047
80,096	Franco-Nevada Corp.[1]	4,151,376
2,461,000	Gold Royalties Corp.*1, 5	392,658
222,120	Osisko Gold Royalties Ltd.[1]	2,976,942
41,200	Royal Gold, Inc.	2,658,636
55,000	Sandstorm Gold Ltd.*	196,900
		10,875,559
	PRECIOUS METALS EXPLORATION – 26.7%
430,000	Almaden Minerals Ltd.*1	342,147
2,107,446	Almaden Minerals Ltd.*	1,707,031
165,000	Almaden Minerals Ltd.*1, 2, 4	131,289
320,000	Asanko Gold, Inc.*1	480,000
330,000	Balmoral Resources Ltd.*1	257,107
703,500	Cartier Resources, Inc.*1	64,140
100,000	Corvus Gold, Inc.*1	66,307
120,000	Dalradian Resources, Inc.*1, 2, 4	89,515
1,344,463	Eurasian Minerals, Inc.*	866,238
2,193,000	Evrim Resources Corp.*1, 5	318,090
625,000	First Mining Finance Corp.*1, 2 ,4	207,211
650,000	Gold Canyon Resources, Inc.*1	161,625
110,000	Kaminak Gold Corp. - Class A*1	85,702
60,000	Lundin Gold, Inc.*1	193,949
200,000	Maya Gold & Silver, Inc.*	34,811
1,000,000	Medgold Resources Corp.*1, 2, 4	76,668
716,666	Medgold Resources Corp.*1	54,945
540,000	Medgold Resources Corp.*1, 2, 4	41,401
440,000	Metals Creek Resources Corp.*1	7,294

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
895,500	Midas Gold Corp.*1	$315,448
2,400,000	Midland Exploration, Inc.*1, 2, 4	1,412,350
1,007,000	Midland Exploration, Inc.*1	592,598
609,000	Midland Exploration, Inc.*1, 2, 4	358,384
750,000	Minaurum Gold, Inc.*1	55,947
2,766,000	Miranda Gold Corp.*1	194,869
630,200	Mirasol Resources Ltd.*1	449,210
800,000	Mundoro Capital, Inc.*1	72,938
80,000	Nevada Sunrise Gold Corp.*1	19,892
205,000	Newmarket Gold, Inc.*1	50,974
300,000	Orezone Gold Corp.*1	100,705
220,000	Pilot Gold, Inc.*1	142,230
60,000	PJX Resources, Inc.*1	8,952
298,131	Pretium Resources, Inc.*	1,717,235
2,192,000	Radius Gold, Inc.*1	172,598
250,000	Renaissance Gold, Inc.*1	45,586
1,908,400	Revelo Resources Corp.*1	166,085
873,500	Riverside Resources, Inc.*1	170,139
790,000	Romarco Minerals, Inc.*1	297,928
55,000	Rubicon Minerals Corp.*	60,500
1,075,000	Rye Patch Gold Corp.*1	138,106
5,100,000	Skeena Resources Ltd.*1, 2, 4	274,762
85,000	Solitario Exploration & Royalty Corp.*	63,741
600,000	Strategic Metals Ltd.*1	149,192
900,000	Sunridge Gold Corp.*1	152,922
1,000,000	Thunderstruck Resources Ltd.*1, 2, 4, 5	39,370
360,000	Torex Gold Resources, Inc.*1	334,190
2,686,365	Vista Gold Corp.*	940,228
1,510,000	West Kirkland Mining, Inc.*1	81,351
		13,763,900
	SILVER: EXPLORATION AND MINING – 2.7%
68,266	Fortuna Silver Mines, Inc.*	258,728
361,000	Golden Arrow Resources Corp.*1	95,748
1,250,000	Golden Arrow Resources Corp.*1, 2, 4	331,537
41,500	Pan American Silver Corp.	395,080
13,000	Silver Wheaton Corp.	256,620
30,000	SilverCrest Mines, Inc.*1	32,325
		1,370,038
	DIVERSIFIED EXPLORATION AND MINING – 3.9%
43,500	Altius Minerals Corp.[1]	458,616
2,550,000	Bitterroot Resources Ltd.*1	15,852
13,000	Freeport-McMoRan Copper & Gold, Inc.	302,510
257,500	Ivanhoe Mines Ltd.*1	247,576

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	DIVERSIFIED EXPLORATION AND MINING (Continued)
261,000	Lara Exploration Ltd.*1	$64,898
158,910	Northern Dynasty Minerals Ltd.*	65,153
239,900	Reservoir Minerals, Inc.*1	843,080
30,000	Sprott Resource Corp.*1	25,362
		2,023,047
	TOTAL COMMON STOCKS (Cost $53,985,986)	45,225,690

	INVESTMENT MANAGEMENT COMPANIES – 10.7%
	PRECIOUS METALS – 5.1%
15,000	Direxion Daily Gold Miners Bull 3x Shares - ETF*	183,300
150,000	Golden Prospect Precious Metals Ltd.*1	61,289
15,000	Market Vectors Gold Miners ETF	301,650
6,000	Market Vectors Junior Gold Miners ETF	149,640
107,000	Sprott Gold Miners - ETF	1,955,960
		2,651,839
	BULLION – 5.6%
53,000	Central Fund of Canada Ltd. - Class A1	634,940
38,616	Central GoldTrust*	1,614,535
10,000	iShares Silver Trust - ETF*	154,300
8,000	Sprott Physical Platinum & Palladium Trust - ETF*	66,400
10,100	Sprott Physical Silver Trust*	63,125
300	ZKB Gold - Class A - ETF*1	345,180
		2,878,480
	TOTAL INVESTMENT MANAGEMENT COMPANIES (Cost $6,324,816)	5,530,319

	WARRANTS – 0.2%
	PRECIOUS METALS ROYALTIES – 0.0%
500,000	Gold Royalties Corp., Expiration Date: April 25, 2016*1, 4	—
1,250,000	Gold Royalties Corp., Expiration Date: December 6, 2015*1, 4	—
540,000	Medgold Resources Corp., Expiration Date: February 17, 2016*1, 2, 4	—
		—
	SILVER: EXPLORATION AND MINING – 0.2%
1,250,000	Golden Arrow Resources Corp.*1, 2, 4	86,770

	PRECIOUS METALS EXPLORATION – 0.0%
215,000	Almaden Minerals Ltd., Expiration Date: June 19, 2015*1, 2, 4	—
82,500	Almaden Minerals Ltd., Expiration Date: January 20, 2016*1, 2, 4	—
60,000	Dalradian Resources, Inc., Expiration Date: July 31, 2017*1, 2, 4	—
440,000	Gold Canyon Resources, Inc., Expiration Date: August 19, 2015*1, 4	—
1,227,900	Iron Creek Capital Corp., Expiration Date: April 17, 2019*1, 2, 4	—
300,000	Kiska Metals Corp., Expiration Date: February 28, 2017*1, 4	—
1,000,000	Medgold Resources Corp., Expiration Date: February 4, 2016*1, 2, 4	—

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	WARRANTS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
2,400,000	Midland Exploration, Inc., Expiration Date: April 30, 2018*1, 2, 4	$—
304,500	Midland Exploration, Inc., Expiration Date: December 2, 2016*1, 2, 4	—
44,000	Midland Exploration, Inc., Expiration Date: June 19, 2015*1, 2, 4	—
5,100,000	Skeena Resources, Inc., Expiration Date: October 27, 2016*1, 2, 4	—
570,000	Sunridge Gold Corp., Expiration Date: October 18, 2017*1	16,535
500,000	Thunderstruck Resources Ltd., Expiration Date: November 4, 2017*1, 2, 4	—
1,010,000	West Kirkland Mining, Inc., Expiration Date: April 17, 2019*1, 2, 4	6,279
330,000	West Kirkland Mining, Inc., Expiration Date: April 17, 2019*1	2,051
		24,865
	TOTAL WARRANTS (Cost $26,301)	111,635

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.2%
	CALL OPTIONS – 0.2%
	Agnico Eagle Mines Ltd.
30	Exercise Price: $30, Expiration Date: January 21, 2017*	21,150
	Goldcorp, Inc.
100	Exercise Price: $23, Expiration Date: January 16, 2016*	8,800
80	Exercise Price: $25, Expiration Date: January 21, 2017*	14,000
100	Exercise Price: $27, Expiration Date: January 21, 2017*	14,050
50	Exercise Price: $30, Expiration Date: January 16, 2016*	1,025
	Kinross Gold Corp.
150	Exercise Price: $5, Expiration Date: January 16, 2016*	375
150	Exercise Price: $7, Expiration Date: January 16, 2016*	—
	New Gold, Inc.
100	Exercise Price: $5, Expiration Date: January 21, 2017*	6,500
200	Exercise Price: $7, Expiration Date: January 21, 2017*	8,000
	Pan American Silver Corp.
100	Exercise Price: $12, Expiration Date: January 16, 2016*	5,000
75	Exercise Price: $15, Expiration Date: January 16, 2016*	1,275
	Royal Gold, Inc.
15	Exercise Price: $75, Expiration Date: January 16, 2016*	5,940
	Yamana Gold, Inc.
100	Exercise Price: $5, Expiration Date: January 21, 2017*	6,700
200	Exercise Price: $7, Expiration Date: January 21, 2017*	6,200
70	Exercise Price: $12, Expiration Date: January 16, 2016*	105
100	Exercise Price: $15, Expiration Date: January 16, 2016*4	—
		99,120
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $247,342)	99,120

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 0.4%
$214,491	UMB Money Market Fiduciary, 0.010%[3]	$214,491

	TOTAL SHORT-TERM INVESTMENTS (Cost $214,491)	214,491

	TOTAL INVESTMENTS – 99.2% (Cost $60,798,936)	51,181,255
	Other Assets in Excess of Liabilities – 0.8%	405,272

	TOTAL NET ASSETS – 100.0%	$51,586,527

Number of Contracts

	SECURITIES SOLD SHORT – 0.0%
	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	AngloGold Ashanti Ltd.
(100)	Exercise Price: $13, Expiration Date: May 16, 2015*4	—
	Randgold Resources Ltd.
(100)	Exercise Price: $85, Expiration Date: May 16, 2015*	(2,000)
	Yamana Gold, Inc.
(100)	Exercise Price: $5, Expiration Date: June 20, 2015*	(700)
		(2,700)
	PUT OPTIONS – 0.0%
	Eldorado Gold Corp.
(65)	Exercise Price: $4, Expiration Date: May 16, 2015*	—
(100)	Exercise Price: $5, Expiration Date: May 16, 2015*	(600)
(100)	Exercise Price: $5, Expiration Date: June 20, 2015*	(1,750)
	Royal Gold, Inc.
(20)	Exercise Price: $60, Expiration Date: May 16, 2015*	(960)
		(3,310)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $12,895)	(6,010)

	TOTAL SECURITIES SOLD SHORT (Proceeds $12,895)	$(6,010)

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

[2]	Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securitiy fair valued under direction of the Board of Trustees. The aggregate value of such investments is 5.75% of net assets.
[3]	The rate is the annualized seven-day yield at period end.
[4]	Fair value under procedures established by the Board of Trustees, represents 5.75% of Net Assets.
[5]	Affiliated company.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Gold Mining	33.3%
Precious Metals Exploration	26.7%
Royalty Companies	21.1%
Diversified Exploration and Mining	3.9%
Silver: Exploration and Mining	2.7%
Total Common Stocks	87.7%
Investment Management Companies
Bullion	5.6%
Precious Metals	5.1%
Total Investment Management Companies	10.7%
Short-Term Investments	0.4%
Purchased Options Contracts	0.2%
Warrants	0.2%
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 87.0%
	AUSTRALIA – 6.5%
966,500	Novion Property Group	$1,889,100
278,000	WorleyParsons Ltd.	2,518,873
		4,407,973
	BRAZIL – 10.5%
85,000	Ambev S.A. - ADR	538,050
181,000	BM&FBovespa S.A.	745,506
426,400	Cia Energetica de Minas Gerais - ADR	2,097,888
252,300	Grendene S.A.	1,507,269
136,400	Telefonica Brasil S.A. - ADR	2,239,688
		7,128,401
	CANADA – 2.3%
104,047	Freehold Royalties Ltd.	1,536,774

	CHILE – 3.0%
3,392,000	Aguas Andinas S.A. - A Shares	2,006,363

	CHINA – 2.0%
7,800	CNOOC Ltd. - ADR	1,335,750

	FRANCE – 9.1%
23,250	Casino Guichard Perrachon S.A.	2,062,373
90,000	GDF Suez	1,839,715
41,780	Total S.A. - ADR	2,260,298
		6,162,386
	GERMANY – 3.0%
61,600	Freenet A.G.	2,010,335

	HONG KONG – 3.2%
154,000	China Mobile Ltd.	2,199,546

	MALAYSIA – 3.2%
836,000	Malayan Banking Bhd	2,161,887

	NETHERLANDS – 3.2%
34,080	Royal Dutch Shell PLC - ADR - Class A	2,161,694

	NEW ZEALAND – 6.6%
1,849,000	Kiwi Property Group Ltd.	1,827,549
1,162,000	Spark New Zealand Ltd.	2,634,056
		4,461,605
	NORWAY – 11.2%
167,079	Atea ASA	1,863,904
165,200	Fred Olsen Energy ASA	1,480,935
104,100	Statoil ASA - ADR	2,210,043
90,900	Telenor ASA	2,055,895
		7,610,777

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE – 9.9%
1,264,000	Ascendas India Trust	$854,958
779,000	Ascendas Real Estate Investment Trust	1,454,149
601,000	Singapore Telecommunications Ltd.	2,012,114
3,612,961	Starhill Global REIT	2,389,163
		6,710,384
	SWEDEN – 5.1%
55,161	Betsson A.B.*	2,312,110
107,800	Telefonaktiebolaget LM Ericsson - ADR	1,177,176
		3,489,286
	SWITZERLAND – 2.8%
8,610	Valora Holding A.G.*	1,930,559

	TURKEY – 2.7%
164,200	Turkcell Iletisim Hizmetleri AS - ADR	1,816,052

	UNITED KINGDOM – 2.7%
542,000	Tesco PLC	1,838,557

	TOTAL COMMON STOCKS (Cost $59,939,971)	58,968,329

Principal Amount

	SHORT-TERM INVESTMENTS – 14.2%
$9,588,225	UMB Money Market Fiduciary, 0.010%[1]	9,588,225

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,588,225)	9,588,225

	TOTAL INVESTMENTS – 101.2% (Cost $69,528,196)	68,556,554
	Liabilities in Excess of Other Assets – (1.2)%	(824,610)

	TOTAL NET ASSETS – 100.0%	$67,731,944

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communications	26.6%
Financial	16.7%
Energy	16.2%
Utilities	8.8%
Consumer, Cyclical	8.5%
Consumer, Non-cyclical	6.5%
Industrial	3.7%
Total Common Stocks	87.0%
Short-Term Investments	14.2%
Total Investments	101.2%
Liabilities in Excess of Other Assets	(1.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP China Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.7%
	BASIC MATERIALS – 0.0%
2,700,000	China Forestry Holdings Co., Ltd.*1	$—

	COMMUNICATIONS – 2.7%
11,500	Alibaba Group Holding Ltd. - ADR*	934,835

	CONSUMER, CYCLICAL – 17.7%
175,000	Great Wall Motor Co., Ltd. - Class H	1,327,817
240,000	Haier Electronics Group Co., Ltd.	690,388
600,000	Minth Group Ltd.	1,502,121
900,000	Nexteer Automotive Group Ltd.	1,014,390
200,000	Sands China Ltd.	815,274
180,000	Shenzhou International Group Holdings Ltd.	846,575
		6,196,565
	CONSUMER, NON-CYCLICAL – 31.6%
500,000	China Medical System Holdings Ltd.	882,370
100,000	Hengan International Group Co., Ltd.	1,233,685
1,170,000	Lee's Pharmaceutical Holdings Ltd.	2,170,748
450,000	Phoenix Healthcare Group Co., Ltd.	928,583
210,000	Samsonite International S.A.	765,902
2,512,000	Sihuan Pharmaceutical Holdings Group Ltd.	1,429,298
1,700,001	Sino Biopharmaceutical	1,940,834
40,000	WuXi PharmaTech Cayman, Inc. - ADR*	1,726,800
		11,078,220
	DIVERSIFIED – 4.4%
104,000	Hutchison Whampoa Ltd.	1,532,372

	FINANCIAL – 10.2%
325,000	AIA Group Ltd.	2,161,393
100,000	Ping An Insurance Group Co. of China Ltd. - Class H	1,430,115
		3,591,508
	INDUSTRIAL – 17.7%
90,000	Delta Electronics, Inc.	541,573
521,000	Haitian International Holdings Ltd.	1,295,791
32,000	Hermes Microvision, Inc.	2,250,169
600,000	Techtronic Industries Co.	2,123,325
		6,210,858
	TECHNOLOGY – 6.1%
600,000	Lenovo Group Ltd.	1,031,734
230,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,107,283
		2,139,017

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES – 4.3%
1,000,000	Guangdong Investment Ltd.	$1,491,149

	TOTAL COMMON STOCKS (Cost $18,530,521)	33,174,524

Principal Amount

	SHORT-TERM INVESTMENTS – 3.0%
$1,062,856	UMB Money Market Fiduciary, 0.010%[2]	1,062,856

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,062,856)	1,062,856

	TOTAL INVESTMENTS – 97.7% (Cost $19,593,377)	34,237,380
	Other Assets in Excess of Liabilities – 2.3%	810,606

	TOTAL NET ASSETS – 100.0%	$35,047,986

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	Fair value under procedures established by the Board of Trustees, represents 0.00% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP China Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
China	41.6%
Hong Kong	34.6%
Taiwan	11.1%
United States	5.1%
Macau	2.3%
Total Common Stocks	94.7%
Short-Term Investments	3.0%
Total Investments	97.7%
Other Assets in Excess of Liabilities	2.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.4%
	AUSTRALIA – 0.0%
65,082	Isentric Ltd.*	$7,468

	CHINA – 7.6%
320,000	Haitian International Holdings Ltd.	795,880
300,000	Phoenix Healthcare Group Co., Ltd.	619,055
20,000	WuXi PharmaTech Cayman, Inc. - ADR*	863,400
		2,278,335
	HONG KONG – 3.1%
260,000	Techtronic Industries Co.	920,107

	INDIA – 13.2%
19,258	Cera Sanitaryware Ltd.	660,393
30,000	FIEM Industries Ltd.	279,525
270,000	Fortis Healthcare Ltd.*	656,930
180,000	Jyothy Laboratories Ltd.	703,375
99,949	LIC Housing Finance Ltd.	675,191
35,000	Strides Arcolab Ltd.	564,696
150,000	Sundram Fasteners Ltd.	419,194
		3,959,304
	INDONESIA – 8.5%
3,000,000	Global Mediacom Tbk P.T.	358,113
1,000,000	Mitra Adiperkasa Tbk P.T.	428,635
750,000	Siloam International Hospitals Tbk P.T.*	821,601
900,000	Ultrajaya Milk Industry & Trading Co. Tbk P.T.	273,947
3,000,000	Wijaya Karya Persero Tbk P.T.	687,780
		2,570,076
	MALAYSIA – 1.7%
300,000	Globetronics Technology BHD	499,846

	PHILIPPINES – 17.8%
50,000	GT Capital Holdings, Inc.	1,408,798
1,000,000	Puregold Price Club, Inc.	890,056
370,000	Robinsons Retail Holdings, Inc.	722,883
180,000	Security Bank Corp.	678,251
2,000,000	SSI Group, Inc.*	466,450
240,000	Universal Robina Corp.	1,170,383
		5,336,821
	SINGAPORE – 1.8%
550,000	Silverlake Axis Ltd.	527,887

	SOUTH KOREA – 18.5%
5,200	Eo Technics Co., Ltd.	535,452
6,000	Hanssem Co., Ltd.	1,107,183
22,000	i-SENS, Inc.*	1,012,098
24,000	Koh Young Technology, Inc.	990,564

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
16,900	KONA I Co., Ltd.	$550,496
40,000	Sam Chun Dang Pharm Co., Ltd.	438,571
34,000	Vieworks Co., Ltd.	935,496
		5,569,860
	TAIWAN – 9.2%
26,000	Hermes Microvision, Inc.	1,828,263
350,000	Taiwan Paiho Ltd.	950,325
		2,778,588
	THAILAND – 6.4%
1,400,000	MC Group PCL	589,631
320,000	Robinson Department Store PCL	452,920
800,000	Thaicom PCL	888,977
		1,931,528
	UNITED STATES – 6.0%
1,600,000	Nexteer Automotive Group Ltd.	1,803,360

	VIETNAM – 4.6%
17,910	Bank for Foreign Trade of Vietnam JSC	30,030
484,940	Japan Vietnam Medical Instrument JSC	476,180
176,790	Mobile World Investment Corp.*	892,548
		1,398,758
	TOTAL COMMON STOCKS (Cost $21,779,718)	29,581,938

	WARRANTS – 0.0%
	MALAYSIA – 0.0%
33,332	KPJ Healthcare BHD, Expiration Date: January 24, 2019*	6,294

	TOTAL WARRANTS (Cost $0)	6,294

Principal Amount

	SHORT-TERM INVESTMENTS – 0.9%
$259,107	UMB Money Market Fiduciary, 0.010%[1]	259,107

	TOTAL SHORT-TERM INVESTMENTS (Cost $259,107)	259,107

	TOTAL INVESTMENTS – 99.3% (Cost $22,038,825)	29,847,339
	Other Assets in Excess of Liabilities – 0.7%	210,861

	TOTAL NET ASSETS – 100.0%	$30,058,200

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

ADR – American Depositary Receipt
PCL – Public Company Limited

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Asia Small Companies Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Cyclical	30.0%
Consumer, Non-cyclical	28.4%
Industrial	16.3%
Technology	10.3%
Financial	9.3%
Communications	4.1%
Total Common Stocks	98.4%
Warrants	0.0%
Short-Term Investments	0.9%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Latin America Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.0%
	ARGENTINA – 3.9%
7,000	Banco Macro S.A. - ADR	$386,750
20,000	Pampa Energia S.A. - ADR*	325,600
		712,350
	BRAZIL – 18.6%
35,000	BB Seguridade Participacoes S.A.	409,476
50,000	Cia Hering	290,574
60,000	Fleury S.A.	325,987
100,000	International Meal Co. Alimentacao S.A.	248,921
45,000	Itau Unibanco Holding S.A. - ADR	576,900
15,800	Kepler Weber S.A.	171,005
17,000	Linx S.A.	250,514
10,700	M Dias Branco S.A.	307,328
144,000	Randon Participacoes S.A.	191,172
25,000	Totvs S.A.	288,832
65,000	Weg S.A.	346,250
		3,406,959
	CHILE – 5.1%
350,000	E.CL S.A.	569,390
175,000	Vina Concha y Toro S.A.	356,867
		926,257
	COLOMBIA – 7.0%
12,000	Bancolombia S.A. - ADR	543,240
29,000	Grupo de Inversiones Suramericana S.A.	476,515
40,000	Organizacion Terpel S.A.	259,614
		1,279,369
	MEXICO – 63.4%
280,000	Alfa S.A.B. de C.V. - A Shares	568,505
240,000	Alsea S.A.B. de C.V.*	720,688
80,000	Arca Continental S.A.B. de C.V.	491,461
130,000	Banregio Grupo Financiero S.A.B. de C.V.*	745,496
572,000	Cemex S.A.B. de C.V.*	551,793
700,000	Consorcio ARA S.A.B. de C.V.*	297,940
375,000	Corp Actinver S.A.B. de C.V.*	382,284
12,000	Corporativo Fragua S.A.B. de C.V.	189,284
261,582	Credito Real S.A.B. de C.V.	647,050
37,000	El Puerto de Liverpool S.A.B. de C.V.*	406,441
90,000	Fibra Uno Administracion S.A. de C.V.	224,560
175,000	Gentera S.A.B. de C.V.*	298,739
40,000	Gruma S.A.B. de C.V. - B Shares	482,310
145,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	724,149
140,000	Grupo Bimbo S.A.B. de C.V.*	375,961
225,000	Grupo Herdez S.A.B. de C.V.*	612,290

EP Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
250,000	Grupo Industrial Saltillo S.A.B. de C.V.	$505,964
230,000	Grupo Lala S.A.B. de C.V.	465,787
159,969	Grupo Lamosa S.A.B. de C.V.	349,196
250,000	Hoteles City Express S.A.B. de C.V.*	381,143
125,000	Infraestructura Energetica Nova S.A.B. de C.V.	727,415
103,557	Medica Sur S.A.B. de C.V.	381,842
130,000	PLA Administradora Industrial S de R.L. de C.V.*	256,746
24,000	Promotora y Operadora de Infraestructura S.A.B. de C.V.*	275,933
225,000	Wal-Mart de Mexico S.A.B. de C.V.	531,482
		11,594,459
	TOTAL COMMON STOCKS (Cost $17,545,708)	17,919,394

Principal Amount

	SHORT-TERM INVESTMENTS – 2.2%
$397,262	UMB Money Market Fiduciary, 0.010%[1]	397,262

	TOTAL SHORT-TERM INVESTMENTS (Cost $397,262)	397,262

	TOTAL INVESTMENTS – 100.2% (Cost $17,942,970)	18,316,656
	Liabilities in Excess of Other Assets – (0.2)%	(34,868)

	TOTAL NET ASSETS – 100.0%	$18,281,788

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Latin America Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	27.1%
Consumer, Non-cyclical	20.8%
Consumer, Cyclical	18.7%
Industrial	12.3%
Utilities	8.9%
Diversified	3.1%
Technology	2.9%
Basic Materials	2.8%
Energy	1.4%
Total Common Stocks	98.0%
Short-Term Investments	2.2%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2015 (Unaudited)

	EuroPac International	EuroPac International	EuroPac
	Value Fund	Bond Fund	Gold Fund
Assets:
Investments, at cost	$73,353,291	$66,793,882	$60,551,594
Purchased options contracts, at cost	-	-	247,342
Foreign currency, at cost	-	1,247,529	-
Investments, at value	$64,164,760	$55,647,771	$51,082,135
Purchased options contracts, at value	-	-	99,120
Foreign currency, at value	-	1,189,716	-
Segregated cash at Broker	-	-	184,017
Receivables:
Investment securities sold	-	-	296,385
Fund shares sold	-	-	239
Dividends and interest	451,096	974,665	12,055
Due from Advisor	-	-	-
Prepaid expenses	18,277	13,342	17,472
Total assets	64,634,133	57,825,494	51,691,423

Liabilities:
Written options contracts, at cost	-	-	12,895
Written options contracts, at value	-	-	6,010
Payables:
Investment securities purchased	-	-	5,773
Fund shares redeemed	2,230	-	-
Advisory fees	45,440	11,241	24,685
Shareholder servicing fees (Note 7)	15,512	10,497	6,119
Distribution fees - (Note 8)	12,077	10,998	10,441
Transfer agent fees and expenses	19,223	15,241	10,046
Fund accounting fees	17,315	17,014	10,996
Fund administration fees	13,833	11,480	8,500
Auditing fees	8,825	8,824	8,644
Custody fees	8,529	5,478	2,461
Trustees' fees and expenses	2,754	1,485	1,584
Chief Compliance Officer fees	1,676	1,377	2,054
Accrued other expenses	15,619	11,590	7,583
Total liabilities	163,033	105,225	104,896

Net Assets	$64,471,100	$57,720,269	$51,586,527

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$75,030,764	$69,358,529	$62,385,936
Accumulated net investment income (loss)	250,376	230,279	(554,790)
Accumulated net realized loss on investments,
purchased options contracts, written options contracts
and foreign currency transactions	(1,623,478)	(643,783)	(633,688)
Net unrealized appreciation (depreciation) on:
Investments	(9,188,531)	(11,146,111)	(9,469,459)
Purchased options contracts	-	-	(148,222)
Written options contracts	-	-	6,885
Foreign currency translations	1,969	(78,645)	(135)
Net Assets	$64,471,100	$57,720,269	$51,586,527

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$64,419,876	$57,479,500	$51,586,527
Shares of beneficial interest issued and outstanding	7,442,205	6,533,919	6,798,517
Redemption price per share	$8.66	$8.80	$7.59
Maximum sales charge (4.50% of offering price)*	0.41	0.41	0.36
Maximum offering price to public	$9.07	$9.21	$7.95

Class I Shares:
Net assets applicable to shares outstanding	$51,224	$240,769	$-
Shares of beneficial interest issued and outstanding	5,911	27,290	-
Offering and redemption price per share	$8.67	$8.82	$-

* On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2015 (Unaudited)

	EuroPac International
	Dividend Income Fund	EP China Fund	EP Asia Small Companies Fund
Assets:
Investments, at cost	$69,528,196	$19,593,377	$22,038,825
Purchased options contracts, at cost	-	-	-
Foreign currency, at cost	51,124	-	259,638
Investments, at value	$68,556,554	$34,237,380	$29,847,339
Purchased options contracts, at value	-	-	-
Foreign currency, at value	52,265	-	258,551
Segregated cash at Broker	-	-	-
Receivables:
Investment securities sold	-	900,871	-
Fund shares sold	-	12,000	-
Dividends and interest	548,023	11	41,465
Due from Advisor	-	-	-
Prepaid expenses	30,965	2,076	13,189
Total assets	69,187,807	35,152,338	30,160,544

Liabilities:
Written options contracts, at cost	-	-	-
Written options contracts, at value	-	-	-
Payables:
Investment securities purchased	1,341,743	-	-
Fund shares redeemed	-	5,771	4,321
Advisory fees	37,015	16,704	5,224
Shareholder servicing fees (Note 7)	10,116	8,584	8,423
Distribution fees - (Note 8)	12,959	6,678	5,861
Transfer agent fees and expenses	12,195	14,149	14,872
Fund accounting fees	13,034	14,551	16,439
Fund administration fees	8,133	7,201	13,036
Auditing fees	8,714	8,880	8,831
Custody fees	3,442	8,979	11,122
Trustees' fees and expenses	708	1,024	896
Chief Compliance Officer fees	637	2,377	1,424
Accrued other expenses	7,167	9,454	11,895
Total liabilities	1,455,863	104,352	102,344

Net Assets	$67,731,944	$35,047,986	$30,058,200

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$69,589,623	$29,857,013	$23,055,641
Accumulated net investment income (loss)	534,164	(215,142)	(390,598)
Accumulated net realized loss on investments,
purchased options contracts, written options contracts
and foreign currency transactions	(1,425,822)	(9,237,574)	(413,884)
Net unrealized appreciation (depreciation) on:
Investments	(971,642)	14,644,003	7,808,514
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency translations	5,621	(314)	(1,473)
Net Assets	$67,731,944	$35,047,986	$30,058,200

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$65,747,319	$35,047,986	$29,404,067
Shares of beneficial interest issued and outstanding	6,762,129	2,448,248	2,320,442
Redemption price per share	$9.72	$14.32	$12.67
Maximum sales charge (4.50% of offering price)*	0.46	0.67	0.60
Maximum offering price to public	$10.18	$14.99	$13.27

Class I Shares:
Net assets applicable to shares outstanding	$1,984,625	$-	$654,133
Shares of beneficial interest issued and outstanding	204,118	-	51,362
Offering and redemption price per share	$9.72	$-	$12.74

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2015 (Unaudited)

EP Latin
America Fund
Assets:
Investments, at cost	$17,942,970
Purchased options contracts, at cost	-
Foreign currency, at cost	-
Investments, at value	$18,316,656
Purchased options contracts, at value	-
Foreign currency, at value	-
Segregated cash at Broker	-
Receivables:
Investment securities sold	-
Fund shares sold	-
Dividends and interest	31,131
Due from Advisor	1,459
Prepaid expenses	10,843
Total assets	18,360,089

Liabilities:
Written options contracts, at cost	-
Written options contracts, at value	-
Payables:
Investment securities purchased	-
Fund shares redeemed	4,287
Advisory fees	-
Shareholder servicing fees (Note 7)	4,551
Distribution fees - (Note 8)	3,631
Transfer agent fees and expenses	12,756
Fund accounting fees	13,107
Fund administration fees	6,096
Auditing fees	8,520
Custody fees	8,779
Trustees' fees and expenses	1,322
Chief Compliance Officer fees	3,231
Accrued other expenses	12,021
Total liabilities	78,301

Net Assets	$18,281,788

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$19,432,193
Accumulated net investment income (loss)	(144,869)
Accumulated net realized loss on investments,
purchased options contracts, written options contracts
and foreign currency transactions	(1,379,106)
Net unrealized appreciation (depreciation) on:
Investments	373,686
Purchased options contracts	-
Written options contracts	-
Foreign currency translations	(116)
Net Assets	$18,281,788

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$18,195,424
Shares of beneficial interest issued and outstanding	1,794,138
Redemption price per share	$10.14
Maximum sales charge (4.50% of offering price)*	0.48
Maximum offering price to public	$10.62

Class I Shares:
Net assets applicable to shares outstanding	$86,364
Shares of beneficial interest issued and outstanding	8,522
Offering and redemption price per share	$10.13

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2015 (Unaudited)

	EuroPac International	EuroPac International	EuroPac
	Value Fund	Bond Fund	Gold Fund
Investment Income:
Dividends (net of foreign withholding taxes of $126,119, $0 and $19,164, respectively)	$1,150,046	$30,937	$150,699
Interest (net of foreign withholding taxes of $0, $14,273 and $0, respectively)	361	1,174,911	100
Total investment income	1,150,407	1,205,848	150,799

Expenses:
Advisory fees	337,986	174,547	186,803
Distribution fees - (Note 8)	78,425	72,838	58,426
Fund administration fees	35,587	33,176	28,759
Transfer agent fees and expenses	34,677	29,361	25,358
Fund accounting fees	32,248	30,546	22,662
Shareholder servicing fees (Note 7)	26,245	23,430	16,650
Custody fees	20,337	11,494	9,992
Registration fees	16,364	17,356	18,844
Legal fees	9,935	7,439	8,431
Auditing fees	8,679	8,679	8,679
Shareholder reporting fees	6,943	5,951	4,505
Chief Compliance Officer fees	3,521	3,240	6,874
Trustees' fees and expenses	3,224	3,224	3,224
Miscellaneous	2,976	3,967	2,560
Insurance fees	695	595	545
Offering costs	-	-	-
Interest expense	-	-	19

Total expenses	617,842	425,843	402,331
Advisory fees waived	(68,705)	(89,709)	(51,755)
Other expenses absorbed	-	-	-
Net expenses	549,137	336,134	350,576
Net investment income (loss)	601,270	869,714	(199,777)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options, Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	(1,390,982)	(295,442)	(723,853)
Purchased options contracts	-	-	8,377
Written options contracts	-	-	195,030
Foreign currency transactions	(9,325)	(188,541)	(8,473)
Net realized gain (loss)	(1,400,307)	(483,983)	(528,919)
Net change in unrealized appreciation/depreciation on:
Investments	(61,971)	(4,416,717)	2,275,667
Purchased options contracts	-	-	(5,810)
Written options contracts	-	-	72,122
Foreign currency translations	7,808	67,913	(988)
Net change in unrealized appreciation/depreciation	(54,163)	(4,348,804)	2,340,991
Net realized and unrealized gain (loss) on investments, purchased options contracts, written options contracts and foreign currency	(1,454,470)	(4,832,787)	1,812,072

Net Increase (Decrease) in Net Assets from Operations	$(853,200)	$(3,963,073)	$1,612,295

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2015 (Unaudited)

	EuroPac International
	Dividend Income Fund	EP China Fund	EP Asia Small Companies Fund
Investment Income:
Dividends (net of foreign withholding taxes of $153,251, $0 and $22,395, respectively)	$1,382,095	$75,450	$117,328
Interest (net of foreign withholding taxes of $0, $0 and $0, respectively)	424	17	13
Total investment income	1,382,519	75,467	117,341

Expenses:
Advisory fees	249,531	179,299	165,304
Distribution fees - (Note 8)	71,003	41,504	37,455
Fund administration fees	31,402	25,214	27,878
Transfer agent fees and expenses	26,261	26,786	31,003
Fund accounting fees	28,727	27,583	33,186
Shareholder servicing fees (Note 7)	22,951	14,949	12,950
Custody fees	17,012	16,243	32,495
Registration fees	18,844	9,917	16,364
Legal fees	8,971	6,943	10,439
Auditing fees	8,679	8,679	8,679
Shareholder reporting fees	7,398	7,935	6,199
Chief Compliance Officer fees	2,679	5,471	4,720
Trustees' fees and expenses	2,724	3,224	3,224
Miscellaneous	2,480	2,232	3,720
Insurance fees	545	595	695
Offering costs	6,458	-	-
Interest expense	-	-	-

Total expenses	505,665	376,574	394,311
Advisory fees waived	(67,741)	(86,049)	(127,153)
Other expenses absorbed	-	-	-
Net expenses	437,924	290,525	267,158
Net investment income (loss)	944,595	(215,058)	(149,817)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options, Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	(1,360,050)	784,875	(368,663)
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency transactions	(37,336)	(416)	(45,054)
Net realized gain (loss)	(1,397,386)	784,459	(413,717)
Net change in unrealized appreciation/depreciation on:
Investments	1,440,976	2,284,986	290,477
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency translations	7,345	(307)	(1,463)
Net change in unrealized appreciation/depreciation	1,448,321	2,284,679	289,014
Net realized and unrealized gain (loss) on investments, purchased options contracts, written options contracts and foreign currency	50,935	3,069,138	(124,703)

Net Increase (Decrease) in Net Assets from Operations	$995,530	$2,854,080	$(274,520)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2015 (Unaudited)

EP Latin
America Fund
Investment Income:
Dividends (net of foreign withholding taxes of $5,038)	$131,953
Interest (net of foreign withholding taxes of $0)	27
Total investment income	131,980

Expenses:
Advisory fees	100,012
Distribution fees - (Note 8)	23,052
Fund administration fees	23,669
Transfer agent fees and expenses	24,775
Fund accounting fees	25,858
Shareholder servicing fees (Note 7)	8,278
Custody fees	17,978
Registration fees	16,364
Legal fees	7,493
Auditing fees	8,694
Shareholder reporting fees	5,959
Chief Compliance Officer fees	6,272
Trustees' fees and expenses	3,224
Miscellaneous	3,968
Insurance fees	595
Offering costs	-
Interest expense	-

Total expenses	276,191
Advisory fees waived	(100,012)
Other expenses absorbed	(14,187)
Net expenses	161,992
Net investment income (loss)	(30,012)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options
Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	(626,333)
Purchased options contracts	-
Written options contracts	-
Foreign currency transactions	(34,671)
Net realized gain (loss)	(661,004)
Net change in unrealized appreciation/depreciation on:
Investments	(2,411,475)
Purchased options contracts	-
Written options contracts	-
Foreign currency translations	(51)
Net change in unrealized appreciation/depreciation	(2,411,526)
Net realized and unrealized gain (loss) on investments, purchased options contracts,
written options contracts and foreign currency	(3,072,530)

Net Increase (Decrease) in Net Assets from Operations	$(3,102,542)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Value Fund

	For the
	Six Months Ended	For the
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$601,270	$1,378,538
Net realized gain (loss) on investments and foreign currency transactions	(1,400,307)	5,811,282
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(54,163)	(12,095,529)
Net increase from payments by affiliates (Note 3)	-	24,512
Net decrease in net assets resulting from operations	(853,200)	(4,881,197)

Distributions to Shareholders:
From net investment income:
Class A	(325,135)	(1,688,679)
Class I	(124)	(1,166)
From net realized gain:
Class A	(3,478,139)	-
Class I	(1,180)	-
Total distributions to shareholders	(3,804,578)	(1,689,845)

Capital Transactions:
Net proceeds from shares sold:
Class A	7,115,042	12,165,192
Class I	30,000	55,000
Reinvestment of distributions:
Class A	2,600,628	1,172,290
Class I	1,304	1,166
Cost of shares redeemed:
Class A1	(6,327,498)	(24,762,104)
Class I	(1,304)	(128,156)
Net increase (decrease) in net assets from capital transactions	3,418,172	(11,496,612)

Total decrease in net assets	(1,239,606)	(18,067,654)

Net Assets:
Beginning of period	65,710,706	83,778,360
End of period	$64,471,100	$65,710,706

Accumulated net investment income (loss)	$250,376	$(25,635)

Capital Share Transactions:
Shares sold:
Class A	834,764	1,202,624
Class I	3,421	5,107
Shares reinvested:
Class A	319,095	114,442
Class I	160	116
Shares redeemed:
Class A	(739,441)	(2,447,497)
Class I	(160)	(12,939)
Net increase (decrease) in capital share transactions	417,839	(1,138,147)

[1]	Net of redemption fees of $177 and $548, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Bond Fund

	For the
	Six Months Ended	For the
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$869,714	$2,259,112
Net realized loss on investments and foreign currency transactions	(483,983)	(1,102,847)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(4,348,804)	(2,677,430)
Net decrease in net assets resulting from operations	(3,963,073)	(1,521,165)

Distributions to Shareholders:
From net investment income:
Class A	(649,699)	(1,296,719)
Class I	(2,984)	(4,384)
From net realized gain:
Class A	-	(203,687)
Class I	-	(568)
Total distributions to shareholders	(652,683)	(1,505,358)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,899,135	14,678,208
Class I	-	148,000
Reinvestment of distributions:
Class A	409,078	919,847
Class I	2,984	4,953
Cost of shares redeemed:
Class A1	(6,724,179)	(34,760,274)
Class I	(263)	(93,269)
Net decrease in net assets from capital transactions	(2,413,245)	(19,102,535)

Total decrease in net assets	(7,029,001)	(22,129,058)

Net Assets:
Beginning of period	64,749,270	86,878,328
End of period	$57,720,269	$64,749,270

Accumulated net investment income	$230,279	$13,248

Capital Share Transactions:
Shares sold:
Class A	440,290	1,490,598
Class I	-	14,833
Shares reinvested:
Class A	46,093	94,322
Class I	336	507
Shares redeemed:
Class A	(751,058)	(3,552,162)
Class I	(30)	(9,651)
Net decrease in capital share transactions	(264,369)	(1,961,553)

[1]	Net of redemption fees of $122 and $2,760, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac Gold Fund

	For the
	Six Months Ended	For the
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(199,777)	$(294,910)
Net realized gain (loss) on investments, purchased options contracts,
written options contracts and foreign currency transactions	(528,919)	164,062
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, written options contracts and foreign
currency translations	2,340,991	(10,650,391)
Net increase (decrease) in net assets resulting from operations	1,612,295	(10,781,239)

Distributions to Shareholders:
From net investment income:
Class A	-	(146,520)
Total distributions to shareholders	-	(146,520)

Capital Transactions:
Net proceeds from shares sold:
Class A	19,978,264	29,006,581
Reinvestment of distributions:
Class A	-	53,128
Cost of shares redeemed:
Class A	(3,323,697)	(4,534,205)
Net increase in net assets from capital transactions	16,654,567	24,525,504

Total increase in net assets	18,266,862	13,597,745

Net Assets:
Beginning of period	33,319,665	19,721,920
End of period	$51,586,527	$33,319,665

Accumulated net investment income (loss)	$(554,790)	$(355,013)

Capital Share Transactions:
Shares sold:
Class A	2,638,109	2,993,753
Shares reinvested:
Class A	-	6,511
Shares redeemed:
Class A	(434,390)	(470,796)
Net increase in capital share transactions	2,203,719	2,529,468

[1]	Net of redemption fees of $340 and $1,714, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Dividend Income Fund

	For the	For the Period
	Six Months Ended	January 10, 2014*
	April 30, 2015	through
	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$944,595	$1,190,086
Net realized gain on investments and foreign currency transactions	(1,397,386)	724,554
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	1,448,321	(2,414,342)
Net increase (decrease) in net assets resulting from operations	995,530	(499,702)

Distributions to Shareholders:
From net investment income:
Class A	(640,023)	(1,041,820)
Class I	(23,993)	(50,715)
From net realized gain:
Class A	(609,211)	-
Class I	(20,861)	-
Total distributions to shareholders	(1,294,088)	(1,092,535)

Capital Transactions:
Net proceeds from shares sold:
Class A	20,589,347	53,519,699
Class I	162,214	1,845,984
Reinvestment of distributions:
Class A	616,871	487,648
Class I	44,803	50,715
Cost of shares redeemed:
Class A1	(4,347,633)	(3,134,831)
Class I	(125,350)	(86,728)
Net increase in net assets from capital transactions	16,940,252	52,682,487

Total increase in net assets	16,641,694	51,090,250

Net Assets:
Beginning of period	51,090,250	-
End of period	$67,731,944	$51,090,250

Accumulated net investment income	$534,164	$253,585

Capital Share Transactions:
Shares sold:
Class A	2,185,892	5,226,977
Class I	17,107	199,209
Shares reinvested:
Class A	66,766	46,553
Class I	4,854	4,842
Shares redeemed:
Class A	(459,635)	(304,424)
Class I	(13,322)	(8,572)
Net increase in capital share transactions	1,801,662	5,164,585

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $2,341 and $1,432, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP China
	Fund

	For the
	Six Months Ended	For the
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(215,058)	$114,183
Net realized gain on investments and foreign currency transactions	784,459	552,768
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	2,284,679	1,893,839
Net increase in net assets resulting from operations	2,854,080	2,560,790

Distributions to Shareholders:
From net investment income:
Class A	(110,813)	(210,774)
Total distributions to shareholders	(110,813)	(210,774)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,132,475	5,693,271
Reinvestment of distributions:
Class A	79,789	157,451
Cost of shares redeemed:
Class A1	(5,223,471)	(13,417,265)
Net decrease in net assets from capital transactions	(3,011,207)	(7,566,543)

Total decrease in net assets	(267,940)	(5,216,527)

Net Assets:
Beginning of period	35,315,926	40,532,453
End of period	$35,047,986	$35,315,926

Accumulated net investment income (loss)	$(215,142)	$110,729

Capital Share Transactions:
Shares sold:
Class A	164,761	455,042
Shares reinvested:
Class A	6,404	12,506
Shares redeemed:
Class A	(404,468)	(1,071,794)
Net decrease in capital share transactions	(233,303)	(604,246)

[1]	Net of redemption fees of $170 and $1,263, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Asia Small
	Companies Fund

	For the
	Six Months Ended	For the
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(149,817)	$(171,203)
Net realized gain (loss) on investments and foreign currency transactions	(413,717)	2,328,180
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	289,014	(1,282)
Net increase (decrease) in net assets resulting from operations	(274,520)	2,155,695

Distributions to Shareholders:
From net realized gain
Class A	(691,748)	-
Class I	(13,462)	-
Total distributions to shareholders	(705,210)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	1,744,103	5,450,794
Class I	185,981	713,152
Reinvestment of distributions:
Class A	372,943	-
Class I	2,881	-
Cost of shares redeemed:
Class A1	(3,685,304)	(10,115,628)
Class I	(162,908)	(272,188)
Net decrease in net assets from capital transactions	(1,542,304)	(4,223,870)

Total decrease in net assets	(2,522,034)	(2,068,175)

Net Assets:
Beginning of period	32,580,234	34,648,409
End of period	$30,058,200	$32,580,234

Accumulated net investment loss	$(390,598)	$(240,781)

Capital Share Transactions:
Shares sold:
Class A	138,831	426,337
Class I	14,532	56,361
Shares reinvested:
Class A	31,157	-
Class I	240	-
Shares redeemed:
Class A	(293,928)	(783,664)
Class I	(12,732)	(21,898)
Net decrease in capital share transactions	(121,900)	(322,864)

[1]	Net of redemption fees of $17 and $178, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Latin America
	Fund

	For the
	Six Months Ended	For the
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(30,012)	$38,958
Net realized gain (loss) on investments and foreign currency transactions	(661,004)	558,934
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(2,411,526)	1,362,892
Net increase (decrease) in net assets resulting from operations	(3,102,542)	1,960,784

Distributions to Shareholders:
From net investment income:
Class A	(1,281)	(43,834)
Class I	(207)	(338)
Total distributions to shareholders	(1,488)	(44,172)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,766,551	6,479,481
Class I	15,000	184,265
Reinvestment of distributions:
Class A	741	26,135
Class I	207	339
Cost of shares redeemed:
Class A1	(2,001,006)	(6,252,425)
Class I	(42,206)	(147,040)
Net increase (decrease) in net assets from capital transactions	(260,713)	290,755

Total increase (decrease) in net assets	(3,364,743)	2,207,367

Net Assets:
Beginning of period	21,646,531	19,439,164
End of period	$18,281,788	$21,646,531

Accumulated net investment loss	$(144,869)	$(113,369)

Capital Share Transactions:
Shares sold:
Class A	172,748	578,079
Class I	1,503	15,951
Shares reinvested:
Class A	73	2,389
Class I	20	31
Shares redeemed:
Class A	(195,292)	(550,000)
Class I	(4,039)	(12,024)
Net increase (decrease) in capital share transactions	(24,987)	34,426

[1]	Net of redemption fees of $0 and $171, respectively.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International Value Fund - Class A

	For the										For the period
	Six Months Ended April 30,		For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended		April 7, 2010* through
	2015(Unaudited)		October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011		October 31, 2010
Net asset value, beginning of period	$9.35		$10.26		$10.27		$9.92		$10.38		$10.00
Income from Investment Operations:
Net investment income[1]	0.08		0.18		0.10		0.17		0.21		0.07
Net realized and unrealized gain (loss) on investments	(0.26)		(0.86)	[8]	0.11		0.39		(0.50)		0.38
Total from investment operations	(0.18)		(0.68)		0.21		0.56		(0.29)		0.45

Less Distributions:
From net investment income	(0.04)		(0.23)		(0.22)		(0.21)		(0.17)		(0.07)
From net realized gain	(0.47)		-		-		-		-		-
Total distributions	(0.51)		(0.23)		(0.22)		(0.21)		(0.17)		(0.07)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$8.66		$9.35		$10.26		$10.27		$9.92		$10.38

Total return[3]	(1.49)%	[4]	(6.84)%		2.14%		5.88%		(2.93)%		4.57%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$64,420		$65,688		$83,673		$77,362		$77,449		$53,027

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.97%	[5]	1.90%		1.83%	[6]	1.90%		1.88%		2.30%	[5]
After fees waived and expenses absorbed	1.75%	[5]	1.75%		1.76%	[6]	1.75%		1.75%		1.75%	[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.70%	[5]	1.66%		1.90%	[7]	1.61%		1.87%		0.84%	[5]
After fees waived and expenses absorbed	1.92%	[5]	1.81%		1.97%	[7]	1.76%		1.99%		1.39%	[5]
Portfolio turnover rate	19%	[4]	29%		42%		38%		27%		13%	[4]
*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.82%; the ratio of expenses to average net assets after fees waived would have been 1.75%.
[7]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.91%; the ratio of net investment income to average net assets after fees waived would have been 1.98%.
[8]	The Affiliate reimbursed the Fund $24,512 for losses on a transaction not meeting the investment guidelines of the Fund. As of October 31, 2014, the reimbursement amount represents $0.003 per share. This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International Value Fund - Class I

	For the
	Six Months Ended		For the	For the period July 16, 2013*
	April 30, 2015		Year Ended	through
	(Unaudited)		October 31, 2014	October 31, 2013
Net asset value, beginning of period	$9.35		$10.26	$9.93
Income from Investment Operations:
Net investment income[1]	0.09		0.21	0.02
Net realized and unrealized gain (loss) on investments	(0.25)		(0.87)	0.33
Total from investment operations	(0.16)		(0.66)	0.35

Less Distributions:
From net investment income	(0.05)		(0.25)	(0.02)
From net realized gain	(0.47)		-	-
Total distributions	(0.52)		(0.25)	(0.02)

Net asset value, end of period	$8.67		$9.35	$10.26

Total return[2]	(1.31)%	[3]	(6.66)%	3.57%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$51		$23	$105

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.72%	[4]	1.65%	1.58%	[4]
After fees waived and expenses absorbed	1.50%	[4]	1.50%	1.50%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.95%	[4]	1.91%	0.65%	[4]
After fees waived and expenses absorbed	2.17%	[4]	2.06%	0.73%	[4]
Portfolio turnover rate	19%	[3]	29%	42%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International Bond Fund - Class A

									For the
	For the Six Months								period November
	Ended April 30,		For the Year Ended		For the Year Ended		For the Year Ended		15, 2010* through
	2015(Unaudited)		October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011
Net asset value, beginning of period	$9.49		$9.89		$10.37		$10.37		$10.00
Income from Investment Operations:
Net investment income[1]	0.13		0.30		0.28		0.27		0.19
Net realized and unrealized gain (loss) on investments	(0.72)		(0.51)		(0.44)		(0.07)		0.38
Total from investment operations	(0.59)		(0.21)		(0.16)		0.20		0.57

Less Distributions:
From net investment income	(0.10)		(0.17)		(0.24)		(0.20)		(0.20)
From net realized gain	-		(0.02)		(0.08)		-		-
Total distributions	(0.10)		(0.19)		(0.32)		(0.20)		(0.20)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$8.80		$9.49		$9.89		$10.37		$10.37

Total return[3]	(6.24)%	[4]	(2.09)%		(1.53)%		2.02%		5.72%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$57,479		$64,492		$86,667		$88,165		$80,240

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.46%	[5]	1.39%		1.23%		1.28%		1.36%	[5]
After fees waived and expenses absorbed	1.15%	[5]	1.15%		1.15%		1.15%		1.15%	[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.66%	[5]	2.81%		2.70%		2.54%		1.73%	[5]
After fees waived and expenses absorbed	2.97%	[5]	3.05%		2.77%		2.67%		1.94%	[5]
Portfolio turnover rate	2%	[4]	33%		49%		84%		8%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International Bond Fund - Class I

	For the
	Six Months Ended		For the	For the period July 16, 2013*
	April 30, 2015		Year Ended	through
	(Unaudited)		October 31, 2014	October 31, 2013
Net asset value, beginning of period	$9.51		$9.91	$9.73
Income from Investment Operations:
Net investment income[1]	0.14		0.32	0.10
Net realized and unrealized gain (loss) on investments	(0.72)		(0.51)	0.12
Total from investment operations	(0.58)		(0.19)	0.22

Less Distributions:
From net investment income	(0.11)		(0.19)	(0.04)
From net realized gain	-		(0.02)	-
Total distributions	(0.11)		(0.21)	(0.04)

Net asset value, end of period	$8.82		$9.51	$9.91

Total return[2]	(6.10)%	[3]	(1.90)%	2.28%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$241		$257	$211

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.21%	[4]	1.14%	1.06%	[4]
After fees waived and expenses absorbed	0.90%	[4]	0.90%	0.90%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.91%	[4]	3.06%	3.32%	[4]
After fees waived and expenses absorbed	3.22%	[4]	3.30%	3.48%	[4]
Portfolio turnover rate	2%	[3]	33%	49%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac Gold Fund Class A

	For the
	Six Months Ended		For the		For the Period July 19, 2013*
	April 30, 2015		Year Ended		through
	(Unaudited)		October 31, 2014		October 31, 2013
Net asset value, beginning of period	$7.25		$9.55		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)		(0.09)		(0.02)
Net realized and unrealized loss on investments	0.37		(2.15)		(0.43)
Total from investment operations	0.34		(2.24)		(0.45)

Less Distributions:
From net investment income	-		(0.06)		-
Total distributions	-		(0.06)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$7.59		$7.25		$9.55

Total return[3]	4.69%	[4]	(23.49)%		(4.50)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$51,587		$33,320		$19,722

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.72%	[5]	1.98%		3.08%	[5]
After fees waived and expenses absorbed	1.50%	[5]	1.50%		1.50%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.08)%	[5]	(1.39)%		(2.15)%	[5]
After fees waived and expenses absorbed	(0.85)%	[5]	(0.91)%		0.57%	[5]
Portfolio turnover rate	8%	[4]	14%		12%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International Dividend Income Fund - Class A

	For the		For the Period
	Six Months Ended		January 10, 2014*
	April 30, 2015		through
	(Unaudited)		October 31, 2014
Net asset value, beginning of period	$9.89		$10.00
Income from Investment Operations:
Net investment income[1]	0.15		0.33
Net realized and unrealized loss on investments	(0.11)		(0.18)
Total from investment operations	0.04		0.15

Less Distributions:
From net investment income	(0.11)		(0.26)
From net realized gain	(0.10)		-
Total distributions	(0.21)		(0.26)

Redemption fee proceeds[1]	-	[2]	-	[2]

Net asset value, end of period	$9.72		$9.89

Total return[3]	0.54%	[4]	1.36%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$65,747		$49,156

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.73%	[5]	2.06%	[5]
After fees waived and expenses absorbed	1.50%	[5]	1.50%	[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.98%	[5]	3.41%	[5]
After fees waived and expenses absorbed	3.21%	[5]	3.97%	[5]
Portfolio turnover rate	21%	[4]	28%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International Dividend Income Fund - Class I

	For the		For the Period
	Six Months Ended		January 10, 2014*
	April 30, 2015		through
	(Unaudited)		October 31, 2014
Net asset value, beginning of period	$9.89		$10.00
Income from Investment Operations:
Net investment income[1]	0.16		0.35
Net realized and unrealized loss on investments	(0.11)		(0.19)
Total from investment operations	0.05		0.16

Less Distributions:
From net investment income	(0.12)		(0.27)
From net realized gain	(0.10)		-
Total distributions	(0.22)		(0.27)

Net asset value, end of period	$9.72		$9.89

Total return[2]	0.66%	[3]	1.50%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,985		$1,934

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.48%	[4]	1.81%	[4]
After fees waived and expenses absorbed	1.25%	[4]	1.25%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.23%	[4]	3.66%	[4]
After fees waived and expenses absorbed	3.46%	[4]	4.22%	[4]
Portfolio turnover rate	21%	[3]	28%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP China Fund - Class A

	For the Six Months		For the		For the		For the		For the period July 1,		For the
	Ended April 30,		Year Ended		Year Ended		Year Ended		2011 through		Year Ended
	2015(Unaudited)		October 31, 2014		October 31, 2013		October 31, 2012		October 31, 2011*		June 30, 2011
Net asset value, beginning of period	$13.17		$12.34		$10.29		$10.43		$13.57		$11.34
Income from Investment Operations:
Net investment income (loss)[1]	(0.08)		0.04		0.06		0.08		0.01		0.10
Net realized and unrealized gain (loss) on investments	1.27		0.85		2.09		0.41	[6]	(3.15)		2.36
Total from investment operations	1.19		0.89		2.15		0.49		(3.14)		2.46

Less Distributions:
From net investment income	(0.04)		(0.06)		(0.10)		(0.01)		-		(0.22)
From net realized gain	-		-		-		(0.62)		-		(0.01)
Total distributions	(0.04)		(0.06)		(0.10)		(0.63)		-		(0.23)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$14.32		$13.17		$12.34		$10.29		$10.43		$13.57

Total return[3]	9.10%	[4]	7.27%		21.01%		5.45%		(23.14)%	[4]	21.55%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,048		$35,316		$40,532		$38,755		$52,407		$86,352

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.27%	[5]	2.14%		2.14%		2.18%		2.00%	[5]	1.91%
After fees waived and expenses absorbed	1.75%	[5]	1.75%		1.75%		1.75%		1.74%	[5]	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.81)%	[5]	(0.09)%		0.16%		0.39%		(0.01)%	[5]	0.56%
After fees waived and expenses absorbed	(1.29)%	[5]	0.30%		0.55%		0.82%		0.25%	[5]	0.72%
Portfolio turnover rate	2%	[4]	28%		47%		90%		48%	[4]	77%

*	Fiscal year changed to October 31, effective July 1, 2011.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	The Advisor reimbursed the Fund $21,698 for losses on a transaction not meeting the investment guidelines of the Fund. As of November 30, 2012, the reimbursement amount represents $0.006 per share. This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Asia Small Companies Fund - Class A

	For the Six Months Ended April 30, 2015(Unaudited)		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the Period December 1, 2010* through October 31, 2011
Net asset value, beginning of period	$13.06		$12.30		$10.67		$8.35		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.06)		(0.06)		0.01		0.04		0.08
Net realized and unrealized gain (loss) on investments	(0.05)		0.82		1.78		2.32	[6]	(1.73)
Total from investment operations	(0.11)		0.76		1.79		2.36		(1.65)

Less Distributions:
From net investment income	-		-		(0.16)		(0.04)		-
From net realized gain	(0.28)		-		-		-		-
Total distributions	(0.28)		-		(0.16)		(0.04)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$12.67		$13.06		$12.30		$10.67		$8.35

Total return[3]	(0.68)%	[4]	6.18%		16.92%		28.40%		(16.50)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,404		$31,933		$34,465		$27,252		$26,900

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.58%	[5]	2.48%		2.24%		2.54%		2.34%	[5]
After fees waived and expenses absorbed	1.75%	[5]	1.75%		1.75%		1.75%		1.75%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.81)%	[5]	(1.23)%		(0.45)%		(0.36)%		0.33%	[5]
After fees waived and expenses absorbed	(0.98)%	[5]	(0.50)%		0.04%		0.43%		0.92%	[5]
Portfolio turnover rate	27%	[4]	82%		101%		84%		102%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	The Advisor reimbursed the Fund $5,753 for losses on a transaction not meeting the investment guidelines of the Fund. As of November 30, 2012, the reimbursement amount represents $0.002 per share. This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Asia Small Companies Fund - Class I

	For the			For the Period
	Six Months		For the	July 16, 2013*
	Ended		Year Ended	through
	April 30, 2015 (Unaudited)		October 31, 2014	October 31, 2013
Net asset value, beginning of period	$13.11		$12.32	$12.62
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)		(0.03)	-	[2]
Net realized and unrealized gain (loss) on investments	(0.04)		0.82	(0.30)
Total from investment operations	(0.09)		0.79	(0.30)

Less Distributions:
From net realized gain	(0.28)		-	-
Total distributions	(0.28)		-	-

Net asset value, end of period	$12.74		$13.11	$12.32

Total return[3]	(0.52)%	[4]	6.41%	(2.38)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$654		$647	$183

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.33%	[5]	2.23%	2.12%	[5]
After fees waived and expenses absorbed	1.50%	[5]	1.50%	1.50%	[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.56)%	[5]	(0.98)%	(0.70)%	[5]
After fees waived and expenses absorbed	(0.73)%	[5]	(0.25)%	(0.08)%	[5]
Portfolio turnover rate	27%	[4]	82%	101%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Latin America Fund - Class A

							For the Period
	For the Six Months		For the		For the		November 1, 2011*
	Ended		Year Ended		Year Ended		through
	April 30, 2015 (Unaudited)		October 31, 2014		October 31, 2013		October 31, 2012
Net asset value, beginning of period	$11.84		$10.84		$10.13		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)		0.02		-	[2]	0.08
Net realized and unrealized gain (loss) on investments	(1.68)		1.00		0.77		0.05
Total from investment operations	(1.70)		1.02		0.77		0.13

Less Distributions:
From net investment income	-	[2]	(0.02)		(0.06)		-
Total distributions	-		(0.02)		(0.06)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$10.14		$11.84		$10.84		$10.13

Total return[3]	(14.35)%	[4]	9.46%		7.65%		1.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,196		$21,516		$19,362		$10,535

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.98%	[5]	2.83%		2.72%		3.83%
After fees waived and expenses absorbed	1.75%	[5]	1.75%		1.75%		1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.56)%	[5]	(0.90)%		(0.94)%		(1.25)%
After fees waived and expenses absorbed	(0.33)%	[5]	0.18%		0.03%		0.83%
Portfolio turnover rate	39%	[4]	65%		74%		104%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Latin America Fund - Class I

	For the Six Months		For the	For the Period July 16, 2013*
	Ended		Year Ended	through
	April 30, 2015 (Unaudited)		October 31, 2014	October 31, 2013
Net asset value, beginning of period	$11.86		$10.84	$10.59
Income from Investment Operations:
Net investment income (loss)[1]	-	[2]	0.05	(0.01)
Net realized and unrealized gain (loss) on investments	(1.70)		1.02	0.26
Total from investment operations	(1.70)		1.07	0.25

Less Distributions:
From net investment income	(0.03)		(0.05)	-
Total distributions	(0.03)		(0.05)	-

Net asset value, end of period	$10.13		$11.86	$10.84

Total return[3]	(14.34)%	[4]	9.89%	2.36%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$86		$131	$77

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.73%	[5]	2.58%	2.75%	[5]
After fees waived and expenses absorbed	1.50%	[5]	1.50%	1.50%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.31)%	[5]	(0.65)%	(1.65)%	[5]
After fees waived and expenses absorbed	(0.08)%	[5]	0.43%	(0.40)%	[5]
Portfolio turnover rate	39%	[4]	65%	74%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2015 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac Gold Fund (the “Gold Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP China Fund (formerly known as EPH China Fund) (the “China Fund”), EP Asia Small Companies Fund (the “Asia Small Companies Fund”), and EP Latin America Fund (the “Latin America Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The China Fund commenced operations on July 31, 2009, and its primary investment objective is long-term capital appreciation. The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011. The Asia Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Latin America Fund commenced operations on November 1, 2011, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund and China Fund are authorized to issue Class A shares. The International Value Fund, International Bond Fund, International Dividend Income Fund, Asia Small Companies Fund and Latin America Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund, Asia Small Companies Fund and Latin America Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The International Dividend Income Fund incurred offering costs of approximately $30,507, which were amortized over a one-year period from January 10, 2014 (commencement of operations).

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during six months ended April 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The International Value Fund, International Bond Fund, Gold Fund, International Dividend Income Fund, China Fund, Asia Small Companies Fund, and Latin America Fund, will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

Distribution Frequency of
Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
Gold Fund	Annually
International Dividend Income Fund	Quarterly
China Fund	Annually
Asia Small Companies Fund	Annually
Latin America Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(f) Options
The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the six months ended April 30, 2015 in the Gold Fund were as follows:

	Number of Contracts	Premiums Amount
Outstanding at October 31, 2014	1,269	$71,128
Options written	6,414	196,927
Options terminated in closing purchasing transactions	(50)	(3,685)
Options expired	(5,789)	(193,088)
Options exercised	(1,259)	(58,387)
Outstanding at April 30, 2015	585	$12,895

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other expenses (excluding any acquired fund fees and expenses as determined in accordance with Form N-1A, leverage interest, taxes, dividend expenses on short positions, brokerage commissions and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each Fund until March 1, 2016. The table below contains the expense cap by Fund and by Class.

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Class A Shares†	Total Limit on Annual Operating Expenses Class I Shares†
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
Gold Fund	0.80%	1.50%	-
International Dividend Income Fund	0.85%	1.50%	1.25%
China Fund	1.08%	1.75%	-
Asia Small Companies Fund	1.08%	1.75%	1.50%
Latin America Fund	1.08%	1.75%	1.50%

†    The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

Effective March 15, 2011, the Trust, on behalf of the China Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.08% of the Fund’s average daily net assets. Prior to March 15, 2011, the Fund’s investment advisor was Euro Pacific Halter Asia Management, Inc.

For the period July 1, 2010 through March 14, 2011, the China Fund paid advisory fees in the amount of $635,809 to Euro Pacific Halter Asia Management, Inc. and $303,365 to Euro Pacific Asset Management, LLC for the period March 15, 2011 through June 30, 2011.

The China Fund, Asia Small Companies Fund and Latin America Fund are sub-advised by New Sheridan Advisors, Inc. (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 1.08% of average daily net assets of the Fund to the Sub-advisor.

The Gold Fund is sub-advised by Global Strategic Management, d/b/a Adrian Day Asset Management (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 0.80% of average net assets of the Fund to the Sub-advisor.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

For the six months ended April 30, 2015, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees	Other expenses	Total
International Value Fund	$68,705	$-	$68,705
International Bond Fund	89,709	-	89,709
Gold Fund	51,755	-	51,755
International Dividend Income Fund	67,741	-	67,741
China Fund	86,049	-	86,049
Asia Small Companies Fund	127,153	-	127,153
Latin America Fund	100,012	14,187	114,199
	$591,124	$14,187	$605,311

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from each Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of the amounts no later than the dates stated below:

	International Value Fund	International Bond Fund	Gold Fund	International Dividend Income Fund
October 31, 2015	$117,848	$109,368	$-	$-
October 31, 2016	55,560	71,464	63,135	-
October 31, 2017	109,048	174,732	155,699	166,435
October 31, 2018	68,705	89,709	51,755	67,741
Total	$351,161	$445,273	$270,589	$234,176

		Asia Small	Latin America
	China Fund	Companies Fund	Fund
October 31, 2015	$190,733	$208,947	$152,559
October 31, 2016	154,764	167,862	160,072
October 31, 2017	148,855	254,878	231,341
October 31, 2018	86,049	127,153	114,199
Total	$580,401	$758,840	$658,171

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2015, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided CCO services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2015, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At April 30, 2015, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	Gold Fund	International Dividend Income Fund

Cost of investments	$73,398,732	$66,793,882	$60,814,549	$69,555,717

Gross unrealized appreciation	$5,594,522	$456,198	$2,586,063	$3,530,483
Gross unrealized depreciation	(14,828,494)	(11,602,309)	(12,219,357)	(4,529,646)

Net unrealized depreciation on investments	$(9,233,972)	$(11,146,111)	$(9,633,294)	$(999,163)

	China Fund	Asia Small Companies Fund	Latin America Fund

Cost of investments	$19,610,234	$22,038,825	$17,942,970

Gross unrealized appreciation	$15,822,478	$8,917,617	$1,912,798
Gross unrealized depreciation	(1,195,332)	(1,109,103)	(1,539,112)

Net unrealized appreciation on investments	$14,627,146	$7,808,514	$373,686

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

As of October 31, 2014 the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	Gold Fund	International Dividend Income Fund

Undistributed ordinary income	$565,251	$13,248	$-	$965,611
Undistributed long-term gains	3,027,504	-	-	91,510
Tax accumulated earnings	3,592,755	13,248	-	1,057,121

Accumulated capital and other losses	$-	$(159,800)	$(400,287)	$-
Unrealized depreciation on investments	(9,488,801)	(6,729,394)	(12,012,269)	(2,614,518)
Unrealized appreciation (depreciation) on foreign currency translations	(5,840)	(146,558)	853	(1,724)
Total accumulated deficit	$(5,901,886)	$(7,022,504)	$(12,411,703)	$(1,559,121)

	China Fund	Asia Small Companies Fund	Latin America Fund

Undistributed ordinary income	$110,729	$-	$1,417
Undistributed long-term gains	-	705,043	-
Tax accumulated earnings	110,729	705,043	1,417

Accumulated capital and other losses	$(10,005,176)	$(180,715)	$(832,888)
Unrealized appreciation on investments	12,342,160	7,457,970	2,785,160
Unrealized depreciation on foreign currency translations	(7)	(9)	(64)
Total accumulated earnings	$2,447,706	$7,982,289	$1,953,625

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2014 and 2013 were as follows:

	International Value Fund		International Bond Fund		Gold Fund
	2014	2013	2014	2013	2014	2013
Distributions paid from:
Ordinary Income	$1,689,845	$1,718,717	$1,383,839	$2,795,383	$146,520	$-
Net long-term capital gains	-	-	121,519	51,424	-	-
Total distributions paid	$1,689,845	$1,718,717	$1,505,358	$2,846,807	$146,520	$-

	International Dividend Income Fund	China Fund		Asia Small Companies Fund
	2014	2014	2013	2014	2013
Distributions paid from:
Ordinary Income	$1,092,535	$210,774	$352,949	$-	$413,034
Net long-term capital gains	-	-	-	-	-
Total distributions paid	$1,092,535	$210,774	$352,949	$-	$413,034

	Latin America Fund
	2014	2013
Distributions paid from:
Ordinary Income	$44,172	$73,922
Net long-term capital gains	-	-
Total distributions paid	$44,172	$73,922

At October 31, 2014, the Funds had accumulated capital loss carryforwards as follows:

	Capital Loss Carryforward to Expire In:		Not Subject to Expiration:
Fund	2018	2019	Short-Term	Long-Term	Total
International Bond Fund	$-	$-	$-	$159,800	$159,800
Gold Fund	-	-	65,988	20,384	86,372
China Fund	-	5,462,398	4,542,778	-	10,005,176
Latin American Fund	-	-	718,102	-	718,102

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2014, the International Value Fund, Gold Fund, China Fund, Asia Small Companies Fund and Latin America Fund utilized $2,172,144, $79,120, $554,728, $1,603,896, and $608,143, respectively, of their capital loss carryovers.

As of October 31, 2014, International Value Fund, International Bond Fund, Gold Fund, International Dividend Income Fund, China Fund, Asia Small Companies Fund and Latin America Fund had qualified late-year losses of $0, $0, $313,915, $0, $0, $180,715, and $114,786, respectively.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2015, redemption fees were as follows:

Redemption Fee
International Value Fund	$177
International Bond Fund	122
Gold Fund	340
International Dividend Income Fund	2,341
China Fund	170
Asia Small Companies Fund	17
Latin America Fund	-

Note 6 – Investment Transactions
For the six months ended April 30, 2015, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$14,678,044	$10,742,116
International Bond Fund	1,339,660	2,324,672
Gold Fund	21,462,618	3,429,533
International Dividend Income Fund	25,327,502	10,839,947
China Fund	579,252	6,220,403
Asia Small Companies Fund	8,157,920	11,552,732
Latin America Fund	7,232,409	7,874,395

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2015, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares. Class I shares are not subject to any distribution or administrative service fees under the plan.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

For the six months ended April 30, 2015, distribution fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2015, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$10,933,108	$-	$-	$10,933,108
Communications	12,000,559	-	-	12,000,559
Consumer, Cyclical	4,820,340	-	-	4,820,340
Consumer, Non-cyclical	9,277,409	-	-	9,277,409
Energy	7,477,343	-	-	7,477,343
Financial	4,027,206	-	-	4,027,206
Industrial	5,249,718	-	-	5,249,718
Utilities	4,126,933	-	-	4,126,933
Short-Term Investments	6,252,144	-	-	6,252,144
Total Investments	$64,164,760	$-	$-	$64,164,760

International Bond Fund	Level 1	Level 2	Level 3**	Total
Investments
Bonds
Basic Materials	$-	$117,613	$-	$117,613
Communications	-	4,765,929	-	4,765,929
Consumer, Cyclical	-	1,511,950	-	1,511,950
Consumer, Non-cyclical	-	5,647,899	-	5,647,899
Diversified	-	769,564	-	769,564
Energy	-	1,664,667	-	1,664,667
Financial	-	9,700,354	-	9,700,354
Government	-	27,405,397	-	27,405,397
Industrial	-	282,880	-	282,880
Utilities	-	425,726	-	425,726
Preferred Stock	780,000	-	-	780,000
Short-Term Investments	2,575,792	-	-	2,575,792
Total Investments	$3,355,792	$52,291,979	$-	$55,647,771

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

Gold Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks
Gold Mining	$17,193,146	$-	$-	$17,193,146
Royalty Companies	10,875,559	-	-	10,875,559
Precious Metals Exploration	11,132,950	-	2,630,950	13,763,900
Silver: Exploration and Mining	1,038,501	-	331,537	1,370,038
Diversified Exploration and Mining	2,023,047	-		2,023,047
Investment Management Companies
Precious Metals	2,651,839	-	-	2,651,839
Bullion	2,878,480	-	-	2,878,480
Warrants
Precious Metals Royalties	-	-	-	-
Silver: Exploration and Mining	-	-	86,770	86,770
Precious Metals Exploration	18,586	-	6,279	24,865
Purchased Call Options Contracts	-	99,120	-	99,120
Short-Term Investments	214,491	-	-	214,491
Total Investments	$48,026,599	$99,120	$3,055,536	$51,181,255

Liabilities
Investments
Written Call Options Contracts	$-	2,700	-	2,700
Written Put Options Contracts	-	3,310	-	3,310
Total Investments	$-	$6,010	$-	$6,010

International Dividend Income Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$58,968,329	$-	$-	$58,968,329
Short-Term Investments	9,588,225	-	-	9,588,225
Total Investments	$68,556,554	$-	$-	$68,556,554

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

China Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$-	$-
Communications	934,835	-	-	934,835
Consumer, Cyclical	-	6,196,565	-	6,196,565
Consumer, Non-cyclical	3,897,548	7,180,672	-	11,078,220
Diversified	1,532,372	-	-	1,532,372
Financial	-	3,591,508	-	3,591,508
Industrial	-	6,210,858	-	6,210,858
Technology	-	2,139,017	-	2,139,017
Utilities	-	1,491,149	-	1,491,149
Short-Term Investments	1,062,856	-	-	1,062,856
Total Investments	$7,427,611	$26,809,769	$-	$34,237,380

Asia Small Companies Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Communications	$-	$1,247,090	$-	$1,247,090
Consumer, Cyclical	1,894,956	7,107,755	-	9,002,711
Consumer, Non-cyclical	2,168,649	6,374,551	-	8,543,200
Financial	30,030	2,762,240	-	2,792,270
Industrial	660,393	4,232,030	-	4,892,423
Technology	527,887	2,576,357	-	3,104,244
Warrants	6,294	-	-	6,294
Short-Term Investments	259,107	-	-	259,107
Total Investments	$5,547,316	$24,300,023	$-	$29,847,339

Latin America Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$17,919,394	$-	$-	$17,919,394
Short-Term Investments	397,262	-	-	397,262
Total Investments	$18,316,656	$-	$-	$18,316,656

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation for the International Dividend Income Fund, China Fund and Asia Small Companies Fund. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

The Gold Fund had transfers out of Level 3 into Level 1 as a result of securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, converting to publicly traded securities.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Gold Fund	China Fund
Beginning balance October 31, 2014	$1,137,411	$-
Transfers into Level 3 during the period	2,614,591	-
Transfers out of Level 3 during the period	(783,139)	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	86,673	-
Net purchases	-	-
Net sales	-	-
Balance as of April 30, 2015	$3,055,536	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2015:

Impact to
Valuation
	Fair Value				from an
	April 30,	Valuation	Unobservable	Input	increase in
	2015	Methodologies	Input(1)	Range/Value	Input(2)
Gold Fund - Common Stocks	$3,055,536	Fair Value Pricing	discount for lack of marketability	10% - 20%	increase
China Fund - Common Stocks	$-	Fair Value Pricing	adjusted by management to reflect current conditions	-	decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Gold Fund and Asia Small Companies Fund derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund and Asia Small Companies Fund financial position, performance and cash flows. The Gold Fund invested in purchased options contracts, written options contracts and warrants during the six months ended April 30, 2015. The Asia Small Companies Fund invested in one warrant during the six months ended April 30, 2015.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2015 by risk category are as follows:

	Gold Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$99,120	Written options contracts, at value	$6,010
	Warrants, at value	111,635	Warrants, at value	-
Total		$210,755		$6,010

	Asia Small Companies Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
	Warrants, at value	6,294	Warrants, at value	-
Total		$6,294		$-

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2015 are as follows:

	Gold Fund
	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$8,377	$195,030	$203,407
Total	$8,377	$195,030	$203,407

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

	Gold Fund
	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Warrants	Total
Equity contracts	$(5,810)	$72,122	$-	$66,312
Warrants	-	-	85,334	85,334
Total	$(5,810)	$72,122	$85,334	$151,646

	Asia Small Companies Fund
	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Warrants	Total
Warrants	$-	$-	$6,294	$6,294
Total	$-	$-	$6,294	$6,294

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of April 30, 2015 are as follows:

Gold Fund
Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	1,625
Equity contracts	Written options contracts	Number of contracts	(807)
	Warrants	Average Market Value	$47,115

Asia Small Companies Fund
Derivatives not designated as hedging instruments
Warrants	Average Market Value	$6,370

Note 12 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

The Gold Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:
		Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/ Statement of Assets and Liabilities Category	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Written options contracts, at value – liability	$6,010	$-	$(6,010)	$-

*Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**Amounts relate to master netting agreements and collateral agreements which have been determined by the Fund to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 13 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2015 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value			Unrealized		Dividends	Net
Fund/Security	Beginning		Sales	Appreciation	Value End	Credited	Realized
Description	of Period	Purchases	Proceeds	(Depreciation)	of Period	to Income	Gain
Gold Fund
Evrim Resources Corp.	$370,195	$27,223	$-	$(79,328)	$318,090	$-	$-
Gold Royalties Corp.	253,287	14,305	-	125,066	392,658	-	-
Thunderstruck Resources Ltd.	-	87,656	-	(48,286)	39,370	-	-

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

	Shares			Shares
Fund/Security	Beginning			End
Description	of Period	Purchases	Sales	of Period
Gold Fund
Evrim Resources Corp.	1,983,500	209,500	-	2,193,000
Gold Royalties Corp.	2,196,000	265,000	-	2,461,000
Thunderstruck Resources Ltd.	-	1,000,000	-	1,000,000

Note 14 - Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Note 15 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

After the close of trading on the New York Stock Exchange on June 30, 2015, New Sheridan Advisors, Inc. (the “Sub-Advisor”), sub-advisor to the EP Asia Small Companies Fund, EP Latin America Fund and EP China Fund (the “Funds”), will be acquired by Champlain Investment Partners (“Champlain”).

On or about August 31, 2015, the name and principal investment strategies of the EP Asia Small Companies Fund will be changed. The Fund name will change to EP Emerging Markets Small Companies Fund. Further information regarding these matters will be provided in the Fund’s revised Summary Prospectus, Prospectus and Statement of Additional Information dated on or about that date.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the acquisition of the Sub-Advisor by Champlain (the “Acquisition”) will result in an assignment and termination of the Sub-Advisor’s current sub-advisory agreement with respect to the Funds. In anticipation of the Acquisition, the Board of Trustees of Investment Managers Series Trust (the “Trust”) has approved a new sub-advisory agreement with Champlain with respect to the Funds (the “New Agreement”).

On June 18, 2015, the Board of Trustees approved a New Agreement and Plan of Exchange and Reorganization (“Reorganized”) under which the EP China Fund and the EP Latin American Fund (each a “Target Fund” and collectively, the “Target Funds”) would reorganized into the EP Emerging Markets Small Companies Fund (formerly the EP Asia Small Companies Fund).  The plan provides for an exchange of shares of each class of each Target Fund for shares of the same class of the EP Emerging Markets Small Companies Fund, which would be distributed pro rata by the Target Fund to the holders of the shares of such class in complete liquidation of the Target Fund, and the EP Emerging Markets Small Companies Fund’s assumption of all liabilities of the Target Fund. Further information regarding the reorganization will be provided in the proxy statement to be mailed in the third quarter of 2015.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Euro Pacific Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2015 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution fees and/or service (12b-1) fees (Class A shares only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/14	4/30/2015	11/1/14 – 4/30/15
Class A	$1,000.00	$985.10	$8.61
Class I	1,000.00	986.90	7.38
Hypothetical (5% annual return before taxes)	11/1/14	4/30/2015	11/1/14 – 4/30/15
Class A	1,000.00	1,016.12	8.74
Class I	1,000.00	1,017.37	7.49

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2015 (Unaudited)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/14	4/30/2015	11/1/14 – 4/30/15
Class A	$1,000.00	$937.60	$5.52
Class I	1,000.00	939.00	4.33
Hypothetical (5% annual return before taxes)	11/1/14	4/30/2015	11/1/14 – 4/30/15
Class A	1,000.00	1,019.09	5.76
Class I	1,000.00	1,020.33	4.51

*	Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac Gold Fund - Class A	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/14	4/30/2015	11/1/14 – 4/30/15
Actual Performance	$1,000.00	$1,046.90	$7.61
Hypothetical (5% annual return before expenses)	1,000.00	1,017.36	7.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect to six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/14	4/30/2015	11/1/14 – 4/30/15
Class A	$1,000.00	$1,005.40	$7.45
Class I	1,000.00	1,006.60	6.21
Hypothetical (5% annual return before taxes)	11/1/14	4/30/2015	11/1/14 – 4/30/15
Class A	1,000.00	1,017.36	7.50
Class I	1,000.00	1,018.60	6.25

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP China Fund - Class A	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/14	4/30/2015	11/1/14 – 4/30/15
Actual Performance	$1,000.00	$1,091.00	$9.07
Hypothetical (5% annual return before expenses)	1,000.00	1,016.12	8.74

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 181/365 (to reflect to six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2015 (Unaudited)

EP Asia Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/14	4/30/2015	11/1/14 – 4/30/15
Class A	$1,000.00	$993.20	$8.65
Class I	1,000.00	994.80	7.42
Hypothetical (5% annual return before taxes)	11/1/14	4/30/2015	11/1/14 – 4/30/15
Class A	1,000.00	1,016.12	8.75
Class I	1,000.00	1,017.35	7.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Latin America Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/14	4/30/2015	11/1/14 – 4/30/15
Class A	$1,000.00	$856.50	$8.05
Class I	1,000.00	856.60	6.91
Hypothetical (5% annual return before taxes)	11/1/14	4/30/2015	11/1/14 – 4/30/15
Class A	1,000.00	1,016.12	8.75
Class I	1,000.00	1,017.36	7.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

This page is intentionally left blank

Euro Pacific Funds
Each a series of Investment Managers Series Trust

Investment Advisor
Euro Pacific Asset Management, LLC
53 Palmeras Street, Puerta de Tierra Ward
San Juan, PR 00902

Sub-Advisor
New Sheridan Advisors, Inc.
18201 Von Karman, Suite 480
Irvine, California 92612

Sub-Advisor
Global Strategic Management
dba Adrian Day Asset Management
801 Compass Way, Suite 207
P.O. Box 6643
Annapolis, Maryland 21401

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac Gold Fund – Class A	EPGFX	461 41P 677
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP China Fund – Class A	EPHCX	461 418 857
EP Asia Small Companies Fund – Class A	EPASX	461 418 550
EP Asia Small Companies Fund – Class I	EPEIX	461 41P 636
EP Latin America Fund – Class A	EPLAX	461 418 352
EP Latin America Fund – Class I	EPWIX	461 41P 628

Privacy Principles of the Euro Pacific Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac Gold Fund, EuroPac International Dividend Income Fund, EP China Fund, EP Asia Small Companies Fund, and EP Latin America Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 558-5851, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 558-5851,  or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (888) 558-5851. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Euro Pacific Funds
P. O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 558-5851

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/9/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/9/2015